PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Opening Balance	$ 6,919,495	$ 6,896,396
Changes
Additions	533,833	419,194
Acquisitions through business combinations	74,511
Disposals	(8,024)	(5,887)
Retirements	(16,740)	(8,057)
Depreciation	(454,826)	(469,153)
Impairment loss recognized in profit or loss	33,240	14,979	$ 12,321
Increase (decrease) through net exchange differences	(3,715)	89,467
Reclassification of assets held for sale	(334)	341
Increase (decrease) through transfers from construction in progress	0	0
Total changes	114,804	23,099
Closing balance	7,034,299	6,919,495	6,896,396
Construction work in Progress [member]
Opening Balance	321,031	251,519
Changes
Additions	440,394	317,159
Acquisitions through business combinations	3,460
Disposals	0	(44)
Retirements	(1,585)	(1,754)
Depreciation	0	0
Impairment loss recognized in profit or loss	(208)	0
Increase (decrease) through net exchange differences	290	6,610
Reclassification of assets held for sale	(418)	0
Increase (decrease) through transfers from construction in progress	(165,613)	(252,459)
Total changes	276,320	69,512
Closing balance	597,351	321,031	251,519
Land [Member]
Opening Balance	991,450	951,638
Changes
Additions	277	6,350
Acquisitions through business combinations	4,009
Disposals	(1,878)	(1,107)
Retirements	(75)	(295)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(2,728)	30,514
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	17,255	4,350
Total changes	16,860	39,812
Closing balance	1,008,310	991,450	951,638
Buildings [member]
Opening Balance	2,169,731	2,182,643
Changes
Additions	12,932	7,966
Acquisitions through business combinations	17,214
Disposals	(48)	(443)
Retirements	(3,809)	(926)
Depreciation	(125,692)	(122,257)
Impairment loss recognized in profit or loss	(769)	9
Increase (decrease) through net exchange differences	961	(2,388)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	64,681	105,127
Total changes	(34,530)	(12,912)
Closing balance	2,135,201	2,169,731	2,182,643
Plant and equipment [Member]
Opening Balance	3,256,348	3,346,675
Changes
Additions	65,938	59,997
Acquisitions through business combinations	46,415
Disposals	(5,492)	(2,382)
Retirements	(3,900)	(2,209)
Depreciation	(311,819)	(330,876)
Impairment loss recognized in profit or loss	(8,271)	(1,254)
Increase (decrease) through net exchange differences	(2,394)	51,224
Reclassification of assets held for sale	84	341
Increase (decrease) through transfers from construction in progress	75,846	134,832
Total changes	(143,593)	(90,327)
Closing balance	3,112,755	3,256,348	3,346,675
IT Equipment [member]
Opening Balance	24,154	26,210
Changes
Additions	787	554
Acquisitions through business combinations	164
Disposals	(26)	(105)
Retirements	(4)	(24)
Depreciation	(6,080)	(5,352)
Impairment loss recognized in profit or loss	(5)	(7)
Increase (decrease) through net exchange differences	51	134
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	3,624	2,744
Total changes	(1,489)	(2,056)
Closing balance	22,665	24,154	26,210
Fixtures and fittings [member]
Opening Balance	9,880	11,860
Changes
Additions	556	269
Acquisitions through business combinations	986
Disposals	(26)	0
Retirements	(29)	(8)
Depreciation	(2,268)	(1,970)
Impairment loss recognized in profit or loss	(310)	(1)
Increase (decrease) through net exchange differences	(31)	116
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	3,539	(386)
Total changes	2,417	(1,980)
Closing balance	12,297	9,880	11,860
Motor vehicles [member]
Opening Balance	16,858	16,721
Changes
Additions	2,161	1,281
Acquisitions through business combinations	241
Disposals	(292)	(199)
Retirements	(127)	(30)
Depreciation	(3,546)	(3,969)
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	67	112
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	597	2,942
Total changes	(899)	137
Closing balance	15,959	16,858	16,721
Other property, plant and equipment [member]
Opening Balance	130,043	109,130
Changes
Additions	10,788	25,618
Acquisitions through business combinations	2,022
Disposals	(262)	(1,607)
Retirements	(7,211)	(2,811)
Depreciation	(5,421)	(4,729)
Impairment loss recognized in profit or loss	(338)	(1,553)
Increase (decrease) through net exchange differences	69	3,145
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	71	2,850
Total changes	(282)	20,913
Closing balance	$ 129,761	$ 130,043	$ 109,130